Stock-Based Plans - Recorded Compensation Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-Based Plans
Recorded compensation cost for stock based payment arrangements, net of tax	$ 26	$ 28	$ 36
Recognized tax benefits for stock based payment arrangements	$ 16	$ 17	$ 21